Organization, Summary of Significant Accounting Policies and New Accounting Standards - Allowance for Credit Losses (Details) - Social Finance, Inc. $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) riskCategory		Mar. 31, 2021 USD ($)		Dec. 31, 2019 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Principal balance loans receivable	$ 4,879,303	[1],[2],[3],[4]	$ 4,486,828	[2],[3]	$ 5,387,958	[1],[4]
Number of financial risk tier categories used | riskCategory	10
Margin receivable
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Principal balance loans receivable	$ 1,600		1,700
Credit card loans | Credit card loans
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Principal balance loans receivable	3,723		14,224		$ 0
Financing receivable, allowance for credit loss	$ 219		$ 171

[1]	As of December 31, 2020, includes loans measured at fair value of $4,859,068 and loans measured at amortized cost of $20,235. All loans as of December 31, 2019 are measured at fair value. See Note 4 and 8.
[2]	As of March 31, 2021 and December 31, 2020, includes loans measured at fair value of $4,472,604 and $4,859,068, respectively, and loans measured at amortized cost of $14,224 and $20,235, respectively. See Note 3 and Note 7.
[3]	Financial statement line items include amounts in consolidated variable interest entities (“VIEs”). See Note 4.
[4]	Financial statement line items include amounts in consolidated variable interest entities (“VIEs”). See Note 5.